INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Summary of income (loss) before income taxes

	Years Ended December 31,
	2019	2020	2021
PRC including Hong Kong and Taiwan	2,334	(392)	617
Germany	—	(1,606)	(632)
Other	231	(281)	(393)
Total	2,565	(2,279)	(408)

Schedule of tax expense (benefit)

	Years Ended December 31,
	2019	2020	2021
Current Tax	678	338	555
Deferred Tax	(38)	(553)	(543)
Total	640	(215)	12

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2019	2020	2021
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(3)%	(6)%	(6)%
Effect of different tax rate of group entities operating in other jurisdictions	1%	(2)%	(6)%
Effect of change in valuation allowance	2%	(10)%	(24)%
Effect of tax holiday	(2)%	1%	9%
Effect of cash dividends	4%	0%	(8)%
Effect of excess tax benefit of share-based rewards	(2)%	1%	7%
Effective tax rate	25%	9%	(3)%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2019	2020	2021
Aggregate amount	45	31	37
Per share effect—basic	0.02	0.01	0.01
Per share effect—diluted	0.01	0.01	0.01

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2020	2021
Deferred tax assets:
Net loss carryforward	888	1,271
Deferred revenue	283	326
Long-term assets	388	238
Bad debt provision	18	40
Accrued payroll	69	45
Other accrued expenses	3	3
Share-based compensation	31	29
Others	12	150
Valuation allowance	(369)	(466)
Total deferred tax assets, net of valuation allowance	1,323	1,636
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,782	1,596
Others	99	31
Total deferred tax liabilities	1,881	1,627
Net deferred tax (liabilities) assets	(558)	9
Analysis as:
Deferred tax assets	623	862
Deferred tax liabilities	1,181	853
Net deferred tax (liabilities) assets	(558)	9

Summary of movement of the valuation allowance

	Years Ended December 31,
	2019	2020	2021
Balance at the beginning of the year	(107)	(152)	(369)
Provided	(79)	(249)	(151)
Reversed	24	32	37
Written off	10	—	17
Balance at the end of the year	(152)	(369)	(466)

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2019	2020	2021
Balance at January 1	14	18	50
Addition for tax positions	4	32	10
Balance at December 31	18	50	60